Expenditure Commitments	12 Months Ended
Jun. 30, 2020
Expenditure commitments [abstract]
EXPENDITURE COMMITMENTS
15.	EXPENDITURE COMMITMENTS

The Company has short term leases contracted for but not capitalized in the financial statements. The Company has commitments under these contracts within one year of A$35,075. As of June 30, 2020, the lease commitments mainly relate to the short term leases for the U.S office lease expiring on 31 October 2020 and the extension of 3 months to the Australian office lease expiring on 17 December 2020.

The majority of our contracts for research and development programs have a termination notice period of 30 days. As of June 30, 2020, we had research and development termination commitments approximating A$2.0 million. No liability has been recognized within our financial statements for this period. In addition, we have the ability to scale down our operations and prioritize our research and development programs in neurology to reduce expenditures.

Details in relation to commitments under employee service agreements with Directors and Key Management Personnel are outlined in Note 21.